RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						3 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Nov. 09, 2022	Aug. 10, 2022	Aug. 18, 2021	Aug. 13, 2021	Mar. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 23, 2021	Jul. 31, 2021
Cash						$ 118,183		$ 118,183	$ 337,595
Price per shares			$ 10
Fair value of working capital loan initial measurement								92,000
Fair value of working capital loan								$ 96,200
Exercise price						$ 0.01		$ 0.01	$ 0.01
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	115,000
Deposits	$ 1,150,000
Proceeds from loans	$ 1,150,000
Mehana Equity LLC [Member]
Stock Issued During Period, Shares, New Issues		115,000
Proceeds from loans		$ 1,150,000
Mehana Equity LLC [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	57,500
Proceeds from loans	$ 575,000
Administrative Support Agreement [Member] | Mehana Equity LLC [Member]
Service cost payable						$ 10,000		$ 10,000
Formation cost						229		229
Incurred expense						30,000	$ 17,997	90,000
Payments for Rent									$ 10,000
Reimbursement cost									229
Maximum [Member]
Working capital loan						$ 1,500,000		$ 1,500,000	$ 1,500,000
Affiliate Sponsor [Member]
Working capital loan										$ 1,500,000
Business Acquisition, Share Price						$ 0.1		$ 0.1	$ 10	$ 10
Proceeds from related party debt						$ 295,000		$ 470,000
Deposits						1,150,000		1,150,000
Payments for repurchase of equity								2,300,000
Formation cost									$ 1,500,000
Affiliate Sponsor [Member] | Sponsor Working Capital Loan [Member]
Issuable, value assigned						$ 1,500,000		$ 1,500,000
Business Acquisition, Share Price						$ 10		$ 10
Affiliate Sponsor [Member] | Maximum [Member] | Sponsor Working Capital Loan [Member]
Working capital loan						$ 1,500,000		$ 1,500,000
Aerwins [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	57,500
Proceeds from loans	$ 575,000
Promissory Note [Member]
Formation cost											$ 186,542
IPO [Member]
Stock Issued During Period, Shares, New Issues				10,000,000
Price per shares			10
Exercise price			$ 11.5
IPO [Member] | Promissory Note [Member]
Loan amount					$ 300,000
Promissory note - related party					186,542
IPO [Member] | Promissory Note [Member] | Sponsor [Member]
Promissory note - related party					$ 300,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues			1,500,000
Payments for repurchase of equity									$ 2,300,000
Over-Allotment Option [Member] | Affiliate Sponsor [Member]
Business Acquisition, Share Price									$ 0.1
Proceeds from related party debt									$ 0.1
Deposits									$ 1,150,000
Common Class B [Member]
Stock Issued During Period, Shares, New Issues					2,875,000
Cash					$ 25,000
Forfeited shares					375,000				375,000
Percentage of issued and outstanding shares					20.00%
Price per shares					$ 12
Common stock par value						$ 0.000001		$ 0.000001	$ 0.000001
Common Class B [Member] | Business Acquisition [Member]
Business combination commencing period description					20 trading days within any 30-trading day period commencing after a Business Combination
Common Class B [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues					375,000
Percentage of issued and outstanding shares					20.00%
Common Class B [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Price per shares					$ 12
Common Class A [Member]
Exercise price						18		18	18
Common stock par value						$ 0.000001		$ 0.000001	$ 0.000001
Common Class A [Member] | Mehana Equity LLC [Member]
Exercise price		$ 11.5
Common stock par value		$ 0.000001